DERIVATIVE LIABILITIES (Details Narrative) - $ / shares	9 Months Ended	12 Months Ended
	Jan. 31, 2017	Apr. 30, 2016
Probability of future financing		100.00%
Warrants [Member]
Probability of future financing	100.00%
Convertible Notes Payable [Member]
Dividend yield	0.00%
Minimum [Member]
Risk-free interest rates		1.03%
Volatility		103.00%
Minimum [Member] | Warrants [Member]
Risk-free interest rates	1.49%
Volatility	104.00%
Minimum [Member] | Convertible Notes Payable [Member]
Risk-free interest rates	0.35%
Volatility	172.00%
Years to maturity	1 month 6 days
Conversion price of debt	$ 0.00005
Maximum [Member]
Risk-free interest rates		2.49%
Volatility		249.00%
Maximum [Member] | Warrants [Member]
Risk-free interest rates	1.54%
Volatility	109.00%
Maximum [Member] | Convertible Notes Payable [Member]
Risk-free interest rates	0.53%
Volatility	396.00%
Years to maturity	4 months 6 days
Conversion price of debt	$ 0.00245